Share Capital - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 345	$ 738
Cost of revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation
Research and developments [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	192	251
General, administrative and marketing [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 153	$ 487